UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04725
                                                    -----------------------

                     Phoenix-Oakhurst Income and Growth Fund
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          -------------------

                    Date of fiscal year end: APRIL 30, 2004
                                            -----------------------

                   Date of reporting period: OCTOBER 31, 2003
                                            -----------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


Semiannual Report

>   OCTOBER 31, 2003

[GRAPHIC OMITTED]
OAKHURST (R)


Phoenix-Oakhurst Income & Growth Fund

                               [GRAPHIC OMITTED]

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PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS (SM)

   This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Income & Growth Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:
      With this writing, events in the news have reflected regulatory concern regarding the business conduct of a few mutual fund companies. Your fund's management is continually re-evaluating all of our policies and procedures to ensure that we are not only compliant with regulatory standards, but also conforming to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Oakhurst Income & Growth Fund semiannual report. With this writing, we are continuing to witness new signs of life in the equity markets, and I am encouraged that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Oakhurst Income & Growth Fund may help you in this effort.

      To learn more about your investments, investing, and the latest industry news, visit PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

DECEMBER 1, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

PHOENIX-OAKHURST INCOME & GROWTH FUND

                         INVESTMENTS AT OCTOBER 31, 2003
                                   (UNAUDITED)

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
U.S. GOVERNMENT SECURITIES--1.1%

U.S. TREASURY NOTES--1.1%
U.S. Treasury Note 4%, 11/15/12 ......   AAA   $4,770  $  4,697,892

-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,745,295)                              4,697,892
-------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--1.8%

Fannie Mae 5.50%, 8/1/17 .............   AAA    1,226     1,262,663
Fannie Mae 6%, 11/1/31 ...............   AAA    1,203     1,234,688
GNMA 6.50%, '23-'24 ..................   AAA    4,710     4,957,507

-------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,136,728)                              7,454,858
-------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--1.6%

Freddie Mac 4.50%, 7/15/13 ...........   AAA    7,000     6,846,686

-------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,817,773)                              6,846,686
-------------------------------------------------------------------

MUNICIPAL BONDS--4.0%

CALIFORNIA--1.1%

Long Beach Pension Obligation Taxable
Unrefunded Balance Revenue 6.87%,
9/1/06 ...............................   AAA      675       753,887

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ......   AAA    1,000     1,180,200

San Bernardino County Financing Authority
Pension Obligation Revenue Taxable
6.87%, 8/1/08 ........................   AAA    1,335     1,517,922

Ventura County Pension Obligation
Revenue Taxable 6.54%, 11/1/05 .......   AAA    1,325     1,437,651
                                                       ------------
                                                          4,889,660
                                                       ------------
OREGON--0.7%
Multnomah County Pension Obligation
General Obligation Taxable
7.20%, 6/1/10 ........................ Aaa(c)   2,590     3,014,346


                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
PENNSYLVANIA--1.9%
Philadelphia Authority for Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A
5.69%, 4/15/07 .......................   AAA   $3,000  $  3,243,780

Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 ...............   AAA    4,250     4,664,120
                                                       ------------
                                                          7,907,900
                                                       ------------

TEXAS--0.3%
Dallas-Fort Worth International Airport
Revenue Taxable 6.40%, 11/1/07 .......   AAA    1,200     1,337,964

-------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,374,517)                            17,149,870
-------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.0%

AmeriCredit Automobile Receivables Trust
01-D, A4 4.41%, 11/12/08 .............   AAA    1,000     1,030,310

AmeriCredit Automobile Receivables Trust
02-1, E 8.40%, 8/6/09 ................    BB      159       151,524

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28 .....   AAA    1,145     1,193,924

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 .......................   AA-      500       333,750

Residential Asset Mortgage Products, Inc.
03-RS6, AI2 2.39%, 11/25/24 ..........   AAA    1,000       992,812

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 .......................   AAA    1,000       997,092

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 ..............................     A      871       878,723

World Omni Auto Receivables Trust
02-A, A4 4.05%, 7/15/09 ..............   AAA    2,665     2,757,624

-------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,217,690)                              8,335,759
-------------------------------------------------------------------

                       See Notes to Financial Statements
2

Phoenix-Oakhurst Income & Growth Fund

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
CORPORATE BONDS--16.1%

AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc. 8.25%,
7/15/07 ..............................  BBB-   $1,000  $  1,105,000

AIRLINES--0.1%
Northwest Airlines, Inc. 00-1 8.072%,
10/1/19 ..............................   AAA      255       275,933

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc. 7.75%,
6/15/09 ..............................  BBB+      750       834,277

AUTO PARTS & EQUIPMENT--0.3%
Lear Corp. Series B 7.96%, 5/15/05 ...  BBB-    1,000     1,080,000

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.75%,
1/15/08 ..............................   BBB    1,000       999,181

BROADCASTING & CABLE TV--1.2%
Clear Channel Communications, Inc. 6%,
11/1/06 ..............................  BBB-    1,000     1,081,400

Comcast Corp. 5.30%, 1/15/14 .........   BBB    1,000       982,860

Cox Communications, Inc. 7.75%,
8/15/06 ..............................   BBB      500       564,468

Cox Communications, Inc. 7.125%,
10/1/12 ..............................   BBB    1,000     1,135,001

EchoStar DBS Corp. 144A 5.75%,
10/1/08(b) ...........................   BB-    1,500     1,501,875
                                                       ------------
                                                          5,265,604
                                                       ------------
CASINOS & GAMING--0.2%
MGM Mirage, Inc. 9.75%, 6/1/07 .......   BB-      550       626,312

COMPUTER HARDWARE--0.2%
Hewlett-Packard Co. 3.625%, 3/15/08 ..    A-    1,000       997,769

CONSUMER FINANCE--2.2%
Capital One Bank 6.50%, 6/13/13 ......   BB+    1,000     1,030,740
Ford Motor Credit Co. 6.50%, 1/25/07 .   BBB    2,250     2,321,525
Ford Motor Credit Co. 7.25%, 10/25/11    BBB    1,000     1,015,685

General Electric Capital Corp.
Series MTNA 6%, 6/15/12 ..............   AAA    1,500     1,614,165

General Motors Acceptance Corp.
6.875%, 8/28/12 ......................   BBB    1,000     1,025,071

Household Finance Corp. 4.625%,
1/15/08 ..............................     A    1,000     1,036,357

Household Finance Corp. 6.75%,
5/15/11 ..............................     A    1,000     1,119,086
                                                       ------------
                                                          9,162,629
                                                       ------------

                                        STANDARD   PAR
                                        & POOR'S  VALUE
                                         RATING   (000)      VALUE
                                        --------  -----      -----
DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. 144A 3%,
3/15/08(b) ...........................     A   $1,000  $    976,746

DIVERSIFIED BANKS--0.4%
U.S. Bank NA 6.30%, 7/15/08 ..........    A+    1,500     1,672,548

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b) ....  BBB+      500       492,581

DIVERSIFIED COMMERCIAL SERVICES--0.6%
International Lease Finance Corp. 5.625%,
6/1/07 ...............................   AA-      500       537,919

International Lease Finance Corp. 4.35%,
9/15/08 ..............................   AA-      750       759,698

United Rentals North America, Inc.
Series B 10.75%, 4/15/08 .............   BB-    1,000     1,127,500
                                                       ------------
                                                          2,425,117
                                                       ------------
DIVERSIFIED METALS & MINING--0.4%
Freeport - McMoRan Copper & Gold, Inc.
144A 10.125%, 2/1/10(b) ..............    B-    1,500     1,717,500

ELECTRIC UTILITIES--0.4%
Entergy Gulf States, Inc. 144A 5.25%,
8/1/15(b) ............................  BBB-    1,000       935,110

Entergy Gulf States, Inc. 144A 3.60%,
6/1/08(b) ............................  BBB-      800       765,853
                                                       ------------
                                                          1,700,963
                                                       ------------
ENVIRONMENTAL SERVICES--0.2%
Allied Waste North America Series B
7.375%, 1/1/04 .......................   BB-      500       503,750

Allied Waste North America Series B
7.875%, 1/1/09 .......................   BB-      500       525,000
                                                       ------------
                                                          1,028,750
                                                       ------------
FOOD RETAIL--0.2%
Safeway, Inc. 4.125%, 11/1/08 ........   BBB      750       747,452

GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp. Series B
8.875%, 5/20/11 ......................   BB-    1,000     1,090,000

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp. 8.125%,
9/1/08 ...............................    BB    1,695     1,847,550

HEALTH CARE FACILITIES--1.0%
HCA, Inc. 5.25%, 11/6/08 .............  BBB-    1,500     1,495,635
HCA, Inc. 6.30%, 10/1/12 .............  BBB-    1,165     1,157,095

Tenet Healthcare Corp.
7.375%, 2/1/13 .......................   BB-    1,500     1,462,500
                                                       ------------
                                                          4,115,230
                                                       ------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
HOMEBUILDING--0.6%
Lennar Corp. 7.625%, 3/1/09 ..........  BBB-   $1,250  $  1,430,016
Ryland Group, Inc. (The) 8%,
8/15/06 ..............................  BBB-      970     1,067,000
                                                       ------------
                                                          2,497,016
                                                       ------------
HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp.
7.625%, 5/15/08 ......................  BBB-      750       825,938

HOUSEHOLD PRODUCTS--0.5%
Kimberly-Clark Corp. 5%, 8/15/13 .....   AA-    2,000     2,036,998

INTEGRATED OIL & GAS--0.2%
ChevronTexaco Capital Co. 3.375%,
2/15/08 ..............................    AA      500       500,409

Conoco Funding Co. 5.45%, 10/15/06 ...    A-      500       537,717
                                                       ------------
                                                          1,038,126
                                                       ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 ...............................   BBB      750       822,896

AT&T Wireless Services, Inc. 7.50%,
5/1/07 ...............................   BBB    1,000     1,121,669

Sprint Capital Corp.
7.90%, 3/15/05 .......................  BBB-    1,000     1,071,243

Verizon Global Funding Corp. 4.375%,
6/1/13 ...............................    A+    1,000       932,571
                                                       ------------
                                                          3,948,379
                                                       ------------
INVESTMENT BANKING & BROKERAGE--0.6%
Goldman Sachs Group, Inc. 7.625%,
8/17/05 ..............................    A+      500       548,760

Lehman Brothers Holdings, Inc. 6.25%,
5/15/06 ..............................     A      500       544,703

Lehman Brothers Holdings, Inc. 4%,
1/22/08 ..............................     A      500       507,271

Merrill Lynch & Co., Inc.
5.30%, 9/30/15 .......................    A+    1,000     1,001,329
                                                       ------------
                                                          2,602,063
                                                       ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.125%, 4/15/06 ....  BBB+      750       806,703

MULTI-LINE INSURANCE--0.2%
Metropolitan Life Global Funding I 144A
5.20%, 9/18/13(b) ....................    AA    1,000     1,000,203

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp. 8.375%,
11/1/08 ..............................   BB-      500       550,000


                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
Pemex Project Funding Master Trust
7.875%, 2/1/09 .......................  BBB-   $1,500  $  1,687,500

Pemex Project Funding Master Trust
8%, 11/15/11 .........................  BBB-      750       828,750

Principal Life Global Funding I 4.40%,
10/1/10 ..............................    AA    1,000       997,253

TIAA Global Markets 144A 3.875%,
1/22/08(b) ...........................   AAA    2,000     2,032,348
                                                       ------------
                                                          5,545,851
                                                       ------------
PACKAGED FOODS & MEATS--0.2%
Campbell Soup Co. 5%, 12/3/12(g) .....     A    1,000     1,014,539

PAPER PRODUCTS--0.2%
International Paper Co.
3.80%, 4/1/08 ........................   BBB    1,000       992,364

PROPERTY & CASUALTY INSURANCE--0.5%
Berkshire Hathaway, Inc. 144A 3.375%,
10/15/08(b) ..........................   AAA    2,000     1,975,564

RAILROADS--0.3%
Union Pacific Corp.
6.125%, 1/15/12 ......................   BBB    1,000     1,081,715

REITS--0.2%
HRPT Properties Trust
5.75%, 2/15/14 .......................   BBB      750       751,050

SOFT DRINKS--0.1%
Coca Cola Enterprises, Inc. 4.375%,
9/15/09 ..............................     A      500       508,118

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 3.875%, 11/3/08 ......     A      750       743,891

THRIFTS & MORTGAGE FINANCE--0.5%
Golden West Financial Corp. 4.125%,
8/15/07 ..............................    A+    1,000     1,030,349

Sovereign Bank 5.125%, 3/15/13 .......  BBB-    1,000       978,423
                                                       ------------
                                                          2,008,772
                                                       ------------
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $65,567,338)                            68,088,432
-------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.9%

American Business Financial Services
02-2, A3 4.76%, 6/15/21 ..............   AAA    1,000     1,007,372

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 .................. Aaa(c)   2,800     3,082,831


                       See Notes to Financial Statements
4

Phoenix-Oakhurst Income & Growth Fund

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 7.58%, 3/13/28 ...................   AAA   $  213  $    213,156

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .......   Aaa(c) 1,500     1,642,477

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ..............................   AAA    1,500     1,647,436

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 ............................. Aaa(c)   2,000     2,308,541

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28 ..............    AA    1,400     1,525,097

Norwest Asset Securities Corp. 99-13, B1
6.75%, 5/25/29 .......................   AAA    8,718     8,708,855

Sasco Net Interest Margin Trust
03-25XS, A 7.25%, 8/28/33 ............     A      869       864,831

-------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,254,345)                            21,000,596
-------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--10.1%

AUSTRIA--0.6%
Republic of Austria Series EMTN 5.50%,
10/20/07 .............................   AAA  2,000(f)    2,500,843

BRAZIL--1.6%
Federative Republic of Brazil 10%,
1/16/07 ..............................    B+    2,000     2,167,000

Federative Republic of Brazil 11.50%,
3/12/08 ..............................    B+    1,000     1,120,000

Federative Republic of Brazil DCB-L
2.063%, 4/15/12(d) ...................    B+      500       423,125

Federative Republic of Brazil PIK Interest
Capitalization 8%, 4/15/14 ...........    B+    3,263     3,056,233
                                                       ------------
                                                          6,766,358
                                                       ------------
BULGARIA--0.2%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) ...........................   BB+      580       662,650

Republic of Bulgaria RegS 8.25%,
1/15/15 ..............................   BB+      170       194,225
                                                       ------------
                                                            856,875
                                                       ------------

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
CHILE--0.5%
Republic of Chile 7.125%, 1/11/12 ....    A-   $  650  $    738,562
Republic of Chile 5.50%, 1/15/13 .....    A-    1,500     1,534,950
                                                       ------------
                                                          2,273,512
                                                       ------------
COLOMBIA--0.4%
Republic of Colombia 10%, 1/23/12 ....    BB    1,000     1,055,000
Republic of Colombia 11.75%, 2/25/20 .    BB      750       859,500
                                                       ------------
                                                          1,914,500
                                                       ------------
COSTA RICA--1.2%
Republic of Costa Rica 144A 9.335%,
5/15/09(b) ...........................    BB    3,185     3,742,375

Republic of Costa Rica 144A 9.995%,
8/1/20(b) ............................    BB    1,000     1,185,000
                                                       ------------
                                                          4,927,375
                                                       ------------
LITHUANIA--0.2%
Republic of Lithuania 4.50%, 3/5/13 ..  BBB+    725(f)      827,666

MEXICO--1.8%
United Mexican States 7.50%,
1/14/12 ..............................  BBB-    3,500     3,911,250
United Mexican States 8.125%,
12/30/19 .............................  BBB-    3,500     3,867,500
                                                       ------------
                                                          7,778,750
                                                       ------------
PANAMA--1.0%
Republic of Panama 8.25%, 4/22/08 ....    BB    3,300     3,671,250
Republic of Panama 9.375%, 4/1/29 ....    BB      500       570,000
                                                       ------------
                                                          4,241,250
                                                       ------------
RUSSIA--1.2%
Ministry Finance of Russia Series V 3%,
5/14/08 ..............................    BB      400       354,000

Ministry Finance of Russia Series VI 3%,
5/14/06 ..............................    BB    2,500     2,406,250

Russian Federation RegS 5%,
3/31/30(d) ...........................    BB    2,500     2,338,288

                                                          5,098,538

SOUTH AFRICA--0.4%
Republic of South Africa
7.375%, 4/25/12 ......................   BBB      500       560,000
Republic of South Africa
5.25%, 5/16/13 .......................   BBB  1,000(f)    1,109,493
                                                       ------------
                                                          1,669,493
                                                       ------------
UKRAINE--0.2%
Government of Ukraine RegS 11%,
3/15/07 ..............................     B      784       868,289


                       See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
VENEZUELA--0.8%
Republic of Venezuela
5.375%, 8/7/10 .......................    B-   $  800  $    595,130
Republic of Venezuela
9.25%, 9/15/27 .......................    B-    2,100     1,701,002

Republic of Venezuela
144A 10.75%,
9/19/13(b) ...........................    B-    1,000       950,000
                                                       ------------
                                                          3,246,132
                                                       ------------
-------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $40,326,770)                            42,969,581
-------------------------------------------------------------------

FOREIGN CORPORATE BONDS--4.2%

BRAZIL--0.5%
Petrobras International Finance Co.
9.125%, 7/2/13 .......................  Ba(c)   1,000     1,045,000

Vale Overseas Ltd. 144A 9%,
8/15/13(b) ...........................  Ba(c)   1,000     1,060,000
                                                       ------------
                                                          2,105,000
                                                       ------------
CANADA--0.9%
Bowater Canada Finance
7.95%, 11/15/11 ......................   BB+    1,000     1,014,666
Methanex Corp. 7.75%, 8/15/05 ........  BBB-    1,800     1,903,500
Thomson Corp. (The) 4.25%, 8/15/09 ...    A-      900       901,598
                                                       ------------
                                                          3,819,764
                                                       ------------
CAYMAN ISLANDS--0.4%
Triton Energy Ltd. 8.875%, 10/1/07 ...   BBB    1,450     1,580,078

CHILE--0.4%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ...........................   BBB    1,809     1,709,736

GERMANY--0.4%
Deutsche Telekom International Finance
BV 8.50%, 6/15/10(d) .................  BBB+    1,450     1,745,088

ITALY--0.5%
Telecom Italia Capital 144A 4%,
11/15/08(b) ..........................  BBB+    2,000     1,997,544

SOUTH KOREA--0.6%
Korea Development Bank 4.25%,
11/13/07 .............................    A-      500       506,638

Korea Development Bank 5.50%,
11/13/12 .............................    A-    2,000     2,052,884
                                                       ------------
                                                          2,559,522
                                                       ------------
SWEDEN--0.2%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(b) ..........................     A    1,000     1,025,800

                                      STANDARD   PAR
                                      & POOR'S  VALUE
                                       RATING   (000)      VALUE
                                      --------  -----      -----
UNITED KINGDOM--0.3%
British Sky Broadcasting Group plc
6.875%, 2/23/09(d) ...................   BB+   $  500  $    552,152

HBOS plc 144A 5.375%,
11/29/49(b)(d) .......................     A      750       746,730
                                                       ------------
                                                          1,298,882
                                                       ------------
-------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,333,195)                            17,841,414
-------------------------------------------------------------------

DEBT INDEX SECURITIES--1.4%

J.P. Morgan HYDI-100
6.40%, 6/20/08 .......................  Ba(c)   5,000     4,987,500

J.P. Morgan - Morgan Stanley
TRAC-X Em Ltd. 144A 6.50%,
12/23/08(b) ..........................  Ba(c)   1,000       996,500

-------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $5,909,801)                              5,984,000
-------------------------------------------------------------------

                                              SHARES
                                             --------
COMMON STOCKS--49.8%

AEROSPACE & DEFENSE--0.7%
Lockheed Martin Corp. ......................   25,300     1,172,908
United Technologies Corp. ..................   23,600     1,998,684
                                                       ------------
                                                          3,171,592
                                                       ------------
AGRICULTURAL PRODUCTS--0.1%
Fresh Del Monte Produce, Inc. ..............   11,400       285,000

AIRLINES--0.1%
ExpressJet Holdings, Inc.(e) ...............   40,900       625,770

APPAREL RETAIL--0.3%
Gap, Inc. (The) ............................   62,300     1,188,684

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Liz Claiborne, Inc. ........................   20,600       759,934
V. F. Corp. ................................   19,600       832,020
                                                       ------------
                                                          1,591,954
                                                       ------------
APPLICATION SOFTWARE--0.1%
Citrix Systems, Inc.(e) ....................    8,200       207,296
Intuit, Inc.(e) ............................    4,200       209,916
                                                       ------------
                                                            417,212
                                                       ------------
AUTO PARTS & EQUIPMENT--0.1%
Lear Corp.(e) ..............................   10,100       586,709

                       See Notes to Financial Statements
6

Phoenix-Oakhurst Income & Growth Fund

                                               SHARES      VALUE
                                               ------     ------
AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. .............................   80,000  $    970,400
General Motors Corp. .......................    5,700       243,219
                                                       ------------
                                                          1,213,619
                                                       ------------
BIOTECHNOLOGY--0.1%
Amgen, Inc.(e) .............................    4,300       265,568
Invitrogen Corp.(e) ........................    1,900       120,821
                                                       ------------
                                                            386,389
                                                       ------------
BROADCASTING & CABLE TV--0.1%
PanAmSat Corp.(e) ..........................   23,100       478,170

BUILDING PRODUCTS--0.0%
Lennox International, Inc. .................    9,200       152,168

CASINOS & GAMING--0.1%
GTECH Holdings Corp. .......................   10,600       473,608

COMMUNICATIONS EQUIPMENT--1.7%
Andrew Corp.(e) ............................   31,900       417,252
Cisco Systems, Inc.(e) .....................  224,600     4,712,108
Emulex Corp.(e) ............................    5,100       144,432
Motorola, Inc. .............................   21,800       294,954
QUALCOMM, Inc. .............................   28,800     1,368,000
Scientific-Atlanta, Inc. ...................    6,500       192,400
Tekelec(e) .................................    9,600       154,464
                                                       ------------
                                                          7,283,610
                                                       ------------
COMPUTER & ELECTRONICS RETAIL--0.2%
RadioShack Corp. ...........................   23,500       704,765

COMPUTER HARDWARE--2.0%
Dell, Inc.(e) ..............................   65,500     2,365,860
Hewlett-Packard Co. ........................  113,500     2,532,185
International Business Machines Corp. ......   40,900     3,659,732
                                                       ------------
                                                          8,557,777
                                                       ------------
COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(e) ...............................   61,700       853,928
Lexmark International, Inc.(e) .............    5,000       368,050
Storage Technology Corp.(e) ................   13,700       330,170
                                                       ------------
                                                          1,552,148
                                                       ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar, Inc. ..........................    6,100       447,008
Deere & Co. ................................   11,000       666,820
PACCAR, Inc. ...............................    5,900       465,864
                                                       ------------
                                                          1,579,692
                                                       ------------

                                               SHARES      VALUE
                                               ------     ------
CONSUMER FINANCE--1.0%
American Express Co. .......................   47,500  $  2,229,175
Capital One Financial Corp. ................    1,900       115,520
MBNA Corp. .................................   80,300     1,987,425
                                                       ------------
                                                          4,332,120
                                                       ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Computer Sciences Corp.(e) .................    5,700       225,834
First Data Corp. ...........................   11,400       406,980
                                                       ------------
                                                            632,814
                                                       ------------
DEPARTMENT STORES--0.8%
Federated Department Stores, Inc. ..........   29,800     1,416,990
May Department Stores Co. (The) ............   51,800     1,448,328
Nordstrom, Inc. ............................   19,300       588,457
                                                       ------------
                                                          3,453,775
                                                       ------------
DIVERSIFIED BANKS--3.8%
Bank of America Corp. ......................   67,300     5,096,629
Bank One Corp. .............................   32,500     1,379,625
FleetBoston Financial Corp. ................   49,100     1,983,149
U.S. Bancorp ...............................  149,300     4,063,946
Wachovia Corp. .............................   81,800     3,752,166
                                                       ------------
                                                         16,275,515
                                                       ------------
DIVERSIFIED CAPITAL MARKETS--1.0%
J.P. Morgan Chase & Co. ....................  122,300     4,390,570

DIVERSIFIED COMMERCIAL SERVICES--0.3%
Block (H&R), Inc. ..........................    5,000       235,450
Cendant Corp.(e) ...........................   23,200       473,976
Viad Corp. .................................   19,500       487,110
                                                       ------------
                                                          1,196,536
                                                       ------------
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc. ..........   33,000       930,270
Entergy Corp. ..............................   17,300       932,470
Exelon Corp. ...............................   29,000     1,840,050
Great Plains Energy, Inc. ..................   43,200     1,377,216
PPL Corp. ..................................      300        11,976
                                                       ------------
                                                          5,091,982
                                                       ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Hubbell, Inc. Class B ......................    5,500       235,620
Rockwell Automation, Inc. ..................    8,700       270,135
                                                       ------------
                                                            505,755
                                                       ------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                               SHARES      VALUE
                                               ------     ------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Agilent Technologies, Inc.(e) ..............   13,900  $    346,388
PerkinElmer, Inc. ..........................   25,300       455,653
Thermo Electron Corp.(e) ...................   26,000       571,480
Waters Corp.(e) ............................    6,700       210,581
                                                       ------------
                                                          1,584,102
                                                       ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Monsanto Co. ...............................   26,300       658,815

FOOTWEAR--0.1%
Wolverine World Wide, Inc. .................   17,000       343,400

GAS UTILITIES--0.4%
AGL Resources, Inc. ........................    9,500       267,425
NiSource, Inc. .............................   63,900     1,323,369
                                                       ------------
                                                          1,590,794
                                                       ------------
HEALTH CARE DISTRIBUTORS--0.2%
McKesson Corp. .............................   27,000       817,290

HEALTH CARE EQUIPMENT--0.5%
Bard (C.R.), Inc. ..........................    8,300       664,415
Becton, Dickinson and Co. ..................   16,900       617,864
Guidant Corp. ..............................   15,700       800,857
                                                       ------------
                                                          2,083,136
                                                       ------------
HEALTH CARE SERVICES--0.0%
IMS Health, Inc. ...........................    5,300       124,709

HEALTH CARE SUPPLIES--0.2%
Bausch & Lomb, Inc. ........................   13,900       669,424

HOME IMPROVEMENT RETAIL--0.4%
Home Depot, Inc. (The) .....................   21,800       808,126
Sherwin-Williams Co. (The) .................   30,700     1,029,678
                                                       ------------
                                                          1,837,804
                                                       ------------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The) .................   17,200       822,332

HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The) ...........................   26,200     1,186,860
Dial Corp. (The) ...........................   15,500       372,000
Energizer Holdings, Inc.(e) ................   16,700       614,560
Procter & Gamble Co. (The) .................   44,500     4,373,905
                                                       ------------
                                                          6,547,325
                                                       ------------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc. .......................   17,500     1,140,125

HYPERMARKETS & SUPER CENTERS--0.6%
Wal-Mart Stores, Inc. ......................   46,900     2,764,755

                                               SHARES      VALUE
                                               ------     ------
INDUSTRIAL CONGLOMERATES--0.7%
3M Co. .....................................   17,800  $  1,403,886
General Electric Co. .......................   27,800       806,478
Textron, Inc. ..............................    7,000       347,830
Tyco International Ltd. ....................   24,300       507,384
                                                       ------------
                                                          3,065,578
                                                       ------------
INDUSTRIAL MACHINERY--1.2%
Briggs & Stratton Corp. ....................   24,700     1,605,747
Eaton Corp. ................................   12,100     1,212,904
Illinois Tool Works, Inc. ..................    2,100       154,455
Ingersoll-Rand Co. Class A .................   37,000     2,234,800
                                                       ------------
                                                          5,207,906
                                                       ------------
INSURANCE BROKERS--0.2%
Aon Corp. ..................................   16,200       354,780
Marsh & McLennan Cos., Inc. ................   12,500       534,375
                                                       ------------
                                                            889,155
                                                       ------------
INTEGRATED OIL & GAS--3.3%
Amerada Hess Corp. .........................    2,000       103,240
ChevronTexaco Corp. ........................   51,800     3,848,740
Exxon Mobil Corp. ..........................  192,200     7,030,676
Occidental Petroleum Corp. .................   85,600     3,018,256
                                                       ------------
                                                         14,000,912
                                                       ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.9%
ALLTEL Corp. ...............................   14,000       661,780
AT&T Corp. .................................   29,400       546,546
AT&T Wireless Services, Inc.(e) ............   85,200       617,700
BellSouth Corp. ............................   90,100     2,370,531
Commonwealth Telephone
   Enterprises, Inc.(e) ....................   10,300       419,828
SBC Communications, Inc. ...................  124,900     2,995,102
Sprint Corp. (FON Group) ...................  111,000     1,776,000
Verizon Communications, Inc. ...............   93,900     3,155,040
                                                       ------------
                                                         12,542,527
                                                       ------------
INTERNET SOFTWARE & SERVICES--0.2%
United Online, Inc.(e) .....................    8,600       247,594
VeriSign, Inc.(e) ..........................   49,300       782,391
                                                       ------------
                                                          1,029,985
                                                       ------------
INVESTMENT BANKING & BROKERAGE--1.6%
Bear Stearns Cos., Inc. (The) ..............    5,800       442,250
Goldman Sachs Group, Inc. (The) ............    3,000       281,700
Lehman Brothers Holdings, Inc. .............   13,300       957,600
Merrill Lynch & Co., Inc. ..................   46,000     2,723,200
Morgan Stanley .............................   42,100     2,310,027
                                                       ------------
                                                          6,714,777
                                                       ------------

                       See Notes to Financial Statements
8

Phoenix-Oakhurst Income & Growth Fund

                                               SHARES      VALUE
                                               ------     ------
LEISURE PRODUCTS--0.3%
Hasbro, Inc. ...............................   12,900  $    281,220
Mattel, Inc. ...............................   52,900     1,024,144
                                                       ------------
                                                          1,305,364
                                                       ------------
LIFE & HEALTH INSURANCE--0.9%
AFLAC, Inc. ................................    8,300       302,784
Lincoln National Corp. .....................   24,600       982,278
MetLife, Inc. ..............................   73,000     2,292,200
Prudential Financial, Inc. .................    3,800       146,832
                                                       ------------
                                                          3,724,094
                                                       ------------
MANAGED HEALTH CARE--1.0%
Aetna, Inc. ................................   13,200       757,812
UnitedHealth Group, Inc. ...................   45,100     2,294,688
WellPoint Health Networks, Inc.(e) .........   15,100     1,342,390
                                                       ------------
                                                          4,394,890
                                                       ------------
MARINE--0.1%
Alexander & Baldwin, Inc. ..................    9,300       288,393

MOVIES & ENTERTAINMENT--0.8%
Fox Entertainment Group, Inc. Class A(e) ...    8,600       238,220
Time Warner, Inc.(e) .......................  135,100     2,065,679
Walt Disney Co. (The) ......................   45,000     1,018,800
                                                       ------------
                                                          3,322,699
                                                       ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
Citigroup, Inc. ............................  126,600     6,000,840
Principal Financial Group, Inc. ............   19,000       595,650
                                                       ------------
                                                          6,596,490
                                                       ------------
PACKAGED FOODS & MEATS--0.6%
ConAgra Foods, Inc. ........................   40,100       955,984
Kellogg Co. ................................   53,300     1,765,829
                                                       ------------
                                                          2,721,813
                                                       ------------
PERSONAL PRODUCTS--0.2%
Gillette Co. (The) .........................   28,000       893,200

PHARMACEUTICALS--4.5%
Abbott Laboratories ........................   34,700     1,478,914
Bristol-Myers Squibb Co. ...................  128,300     3,254,971
Johnson & Johnson ..........................   63,600     3,200,988
Merck & Co., Inc. ..........................   62,600     2,770,050
Mylan Laboratories, Inc. ...................   42,300     1,021,545
Pfizer, Inc. ...............................  171,500     5,419,400
Wyeth ......................................   40,800     1,800,912
                                                       ------------
                                                         18,946,780
                                                       ------------

                                               SHARES      VALUE
                                               ------     ------
PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. ..........................   57,500  $  1,404,725

PROPERTY & CASUALTY INSURANCE--1.2%
Allstate Corp. (The) .......................   79,500     3,140,250
Ambac Financial Group, Inc. ................   16,200     1,145,988
Old Republic International Corp. ...........   23,200       833,808
                                                       ------------
                                                          5,120,046
                                                       ------------
PUBLISHING & PRINTING--0.2%
McGraw-Hill Cos., Inc. (The) ...............   12,900       863,655

REGIONAL BANKS--0.5%
Hibernia Corp. Class A .....................   26,500       598,635
PNC Financial Services Group, Inc. (The) ...    3,800       203,566
UnionBanCal Corp. ..........................   20,900     1,132,153
                                                       ------------
                                                          1,934,354
                                                       ------------
REITS--0.2%
Capital Automotive REIT ....................    7,000       217,770
Cresent Real Estate Equities Co. ...........    7,000       107,450
iStar Financial, Inc. ......................   15,400       586,124
                                                       ------------
                                                            911,344
                                                       ------------

RESTAURANTS--0.1%
McDonald's Corp. ...........................   15,400       385,154

SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(e) .................   28,600       668,382

SEMICONDUCTORS--2.6%
Altera Corp.(e) ............................   11,300       228,599
Conexant Systems, Inc.(e) ..................   12,700        74,041
GlobespanVirata, Inc.(e) ...................  111,600       687,456
Intel Corp. ................................  223,200     7,376,760
Linear Technology Corp. ....................   15,800       673,238
LSI Logic Corp.(e) .........................   22,800       210,672
Texas Instruments, Inc. ....................   56,600     1,636,872
                                                       ------------
                                                         10,887,638
                                                       ------------
SOFT DRINKS--0.5%
PepsiCo, Inc. ..............................   40,300     1,927,146

SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. (The) .......................    6,400       193,920
MacDermid, Inc. ............................    8,900       265,932
RPM International, Inc. ....................   31,900       460,955
                                                       ------------
                                                            920,807
                                                       ------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                               SHARES      VALUE
                                               ------     ------
SPECIALTY STORES--0.3%
Barnes & Noble, Inc.(e) ....................    3,800  $    113,240
Blockbuster, Inc. Class A ..................   37,200       716,844
Claire's Stores, Inc. ......................   13,100       506,970
                                                       ------------
                                                          1,337,054
                                                       ------------
SYSTEMS SOFTWARE--2.4%
Adobe Systems, Inc. ........................    7,800       341,952
BMC Software, Inc.(e) ......................   14,000       243,320
Microsoft Corp. ............................  282,600     7,389,990
Oracle Corp.(e) ............................  117,700     1,407,692
VERITAS Software Corp.(e) ..................   25,500       921,825
                                                       ------------
                                                         10,304,779
                                                       ------------
TECHNOLOGY DISTRIBUTORS--0.0%
Avnet, Inc.(e) .............................    5,600       108,640

THRIFTS & MORTGAGE FINANCE--0.3%
Fannie Mae .................................    6,500       465,985
Freddie Mac ................................   11,600       651,108
                                                       ------------
                                                          1,117,093
                                                       ------------
TOBACCO--0.2%
Altria Group, Inc. .........................   15,900       739,350

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(e) .....   11,900       287,980

-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $188,204,372)                          211,674,655
-------------------------------------------------------------------

                                               SHARES      VALUE
                                               ------     ------
FOREIGN COMMON STOCKS--0.7%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden) .....................   13,700  $    453,744

INTEGRATED OIL & GAS--0.3%
Royal Dutch Petroleum Co.
NY Registered Shares
(Netherlands) ..............................   30,900     1,371,342

IT CONSULTING & OTHER SERVICES--0.2%
Accenture Ltd. Class A (Bermuda)(e) ........   32,200       753,480

REINSURANCE--0.1%
RenaissanceRe Holdings Ltd. (Bermuda) ......    7,400       332,852

-------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,870,570)                              2,911,418
-------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $382,758,394)                          414,955,161
-------------------------------------------------------------------

                                   STANDARD    PAR
                                   & POOR'S   VALUE
                                    RATING    (000)
                                  ---------- --------
SHORT-TERM OBLIGATIONS--2.0%

COMMERCIAL PAPER--2.0%
ABSC Capital Corp. 1.07%, 11/3/03 ....   A-1  $ 2,000     1,999,881
NetJets, Inc. 1.03%, 11/3/03 .........  A-1+    1,655     1,654,905
Emerson Electric Co. 1%, 11/5/03 .....   A-1    2,500     2,499,722

General Electric Capital Corp.
1.05%, 11/5/03 .......................  A-1+      305       304,965

Deluxe Corp. 1.03%, 11/14/03 .........   A-1    2,140     2,139,204

-------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $8,598,677)                              8,598,677
-------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $391,357,071)                          423,553,838(a)
Other assets and liabilities, net--0.3%                   1,277,711
                                                       ------------
NET ASSETS--100.0%                                     $424,831,549
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $45,790,340 and gross depreciation of $17,216,801 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $394,980,299.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $25,474,115 or 6.0% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents Euro.
(g) All or a portion segregated for long settlements.

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $391,357,071)            $423,553,838
Cash                                            1,006,936
Receivables
   Interest and dividends                       3,099,115
   Investment securities sold                   2,941,381
   Fund shares sold                                43,717
   Receivable from adviser                            100
Prepaid expenses                                    8,723
                                             ------------
     Total assets                             430,653,810
                                             ------------
LIABILITIES
Payables
   Investment securities purchased              4,688,426
   Fund shares repurchased                        494,150
   Investment advisory fee                        251,789
   Transfer agent fee                             202,142
   Distribution and service fees                  110,025
   Financial agent fee                             25,198
   Trustees' fee                                    2,964
Accrued expenses                                   47,567
                                             ------------
     Total liabilities                          5,822,261
                                             ------------
NET ASSETS                                   $424,831,549
                                             ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                       $424,463,585
Undistributed net investment income               426,473
Accumulated net realized loss                 (32,256,678)
Net unrealized appreciation                    32,198,169
                                             ------------
NET ASSETS                                   $424,831,549
                                             ============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
  (Net Assets $393,512,753)                    46,393,572
Net asset value per share                           $8.48
Offering price per share $8.48/(1-5.75%)            $9.00
CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $29,556,297)                     3,466,659
Net asset value and offering
   price per share                                  $8.53
CLASS C
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $1,762,499)                        205,180
Net asset value and offering
   price per share                                  $8.59

                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                      $ 6,379,859
Dividends                                       2,251,540
                                              -----------
     Total investment income                    8,631,399
                                              -----------
EXPENSES
Investment advisory fee                         1,494,764
Service fees, Class A                             491,448
Distribution and service fees, Class B            161,822
Distribution and service fees, Class C              7,763
Financial agent fee                               152,633
Transfer agent                                    419,529
Custodian                                          40,934
Printing                                           34,375
Registration                                       32,146
Trustees                                           17,220
Professional                                       15,213
Miscellaneous                                      18,457
                                              -----------
     Total expenses                             2,886,304
     Custodian fees paid indirectly                  (368)
                                              -----------
     Net expenses                               2,885,936
                                              -----------
NET INVESTMENT INCOME                           5,745,463
                                              -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
Net realized gain on securities                 5,850,686
Net realized loss on foreign
   currency transactions                          (24,496)
Net change in unrealized appreciation
   (depreciation) on investments               23,440,561
Net change in unrealized appreciation
   (depreciation) on
   foreign currency and
   foreign currency transactions                     (531)
                                              -----------
NET GAIN ON INVESTMENTS                        29,266,220
                                              -----------
NET INCEASE IN NET ASSETS RESULTING
   FROM OPERATIONS                            $35,011,683
                                              ===========

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months
                                                                                        Ended
                                                                                      10/31/03          Year Ended
                                                                                     (Unaudited)          4/30/03
                                                                                     ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                      $  5,745,463       $ 13,273,079
   Net realized gain (loss)                                                             5,826,190        (22,614,147)
   Net change in unrealized appreciation (depreciation)                                23,440,030         (7,315,166)
                                                                                     ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         35,011,683        (16,656,234)
                                                                                     ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (5,566,413)       (12,720,700)
   Net investment income, Class B                                                        (331,557)        (1,059,291)
   Net investment income, Class C                                                         (15,995)           (30,493)
                                                                                     ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (5,913,965)       (13,810,484)
                                                                                     ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,040,626 and 5,159,287 shares, respectively)         8,590,320         40,362,176
   Net asset value of shares issued from reinvestment of distributions
     (536,165 and 1,310,840 shares, respectively)                                       4,471,550         10,184,534
   Cost of shares repurchased (3,192,430 and 9,916,016 shares, respectively)          (26,398,391)       (77,132,833)
                                                                                     ------------       ------------
Total                                                                                 (13,336,521)       (26,586,123)
                                                                                     ------------       ------------
CLASS B
   Proceeds from sales of shares (118,318 and 352,345 shares, respectively)               982,934          2,755,378
   Net asset value of shares issued from reinvestment of distributions
     (35,553 and 120,434 shares, respectively)                                            298,275            943,667
   Cost of shares repurchased (989,483 and 4,486,335 shares, respectively)             (8,204,228)       (35,115,931)
                                                                                     ------------       ------------
Total                                                                                  (6,923,019)       (31,416,886)
                                                                                     ------------       ------------
CLASS C
   Proceeds from sales of shares (43,108 and 87,952 shares, respectively)                 362,340            701,611
   Net asset value of shares issued from reinvestment of distributions
     (1,695 and 3,432 shares, respectively)                                                14,332             26,990
   Cost of shares repurchased (11,043 and 64,036 shares, respectively)                    (92,832)          (500,320)
                                                                                     ------------       ------------
Total                                                                                     283,840            228,281
                                                                                     ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (19,975,700)       (57,774,728)
                                                                                     ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                9,122,018        (88,241,446)

NET ASSETS
   Beginning of period                                                                415,709,531        503,950,977
                                                                                     ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $426,473 AND $594,975, RESPECTIVELY]                                         $424,831,549       $415,709,531
                                                                                     ============       ============

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                             --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED APRIL 30,
                                                10/31/03    -----------------------------------------------------------------
                                              (UNAUDITED)      2003        2002(5)        2001         2000          1999
Net asset value, beginning of period             $ 7.92       $ 8.41       $ 8.98        $ 9.75       $ 9.68        $10.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.11(3)      0.24(3)      0.29(3)       0.32         0.34(3)       0.36
   Net realized and unrealized gain (loss)         0.57        (0.48)       (0.56)        (0.30)        0.06          0.29
                                                 ------       ------       ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.68        (0.24)       (0.27)         0.02         0.40          0.65
                                                 ------       ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.12)       (0.25)       (0.30)        (0.35)       (0.33)        (0.38)
   Distributions from net realized gains             --           --           --         (0.44)          --         (0.79)
                                                 ------       ------       ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                          (0.12)       (0.25)       (0.30)        (0.79)       (0.33)        (1.17)
                                                 ------       ------       ------        ------       ------        ------
Change in net asset value                          0.56        (0.49)       (0.57)        (0.77)        0.07         (0.52)
                                                 ------       ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                   $ 8.48       $ 7.92       $ 8.41        $ 8.98       $ 9.75        $ 9.68
                                                 ======       ======       ======        ======       ======        ======
Total return(1)                                    8.59%(7)    (2.70)%      (3.01)%        0.35%        4.24%         6.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $393,513     $380,101     $432,632      $453,174     $475,854      $565,276
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.29%(2)(6)  1.28 %(2)    1.26 %(2)     1.26%(4)     1.18%(2)      1.17%(2)
   Net investment income                           2.75%(6)     3.10 %       3.29 %        3.41%        3.59%         3.64%
Portfolio turnover                                   46%(7)       93 %         64 %          48%          58%           68%

                                                                               CLASS B
                                             --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED APRIL 30,
                                                10/31/03    -----------------------------------------------------------------
                                              (UNAUDITED)      2003        2002(5)        2001         2000          1999
Net asset value, beginning of period             $ 7.96       $ 8.43       $ 9.00        $ 9.77       $ 9.69        $10.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.08(3)      0.18(3)      0.22(3)       0.24         0.27(3)       0.29
   Net realized and unrealized gain (loss)         0.58        (0.47)       (0.56)        (0.29)        0.06          0.29
                                                 ------       ------       ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.66        (0.29)       (0.34)        (0.05)        0.33          0.58
                                                 ------       ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.09)       (0.18)       (0.23)        (0.28)       (0.25)        (0.32)
   Distributions from net realized gains             --           --           --         (0.44)          --         (0.79)
                                                 ------       ------       ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                          (0.09)       (0.18)       (0.23)        (0.72)       (0.25)        (1.11)
                                                 ------       ------       ------        ------       ------        ------
Change in net asset value                          0.57        (0.47)       (0.57)        (0.77)        0.08         (0.53)
                                                 ------       ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                   $ 8.53       $ 7.96       $ 8.43        $ 9.00       $ 9.77        $ 9.69
                                                 ======       ======       ======        ======       ======        ======
Total return(1)                                    8.26%(7)    (3.42)%      (3.78)%        0.37%        3.40%         6.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $29,556      $34,234      $70,096      $138,837     $226,992      $310,783
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.04%(2)(6)  2.03 %(2)    2.01 %(2)     2.01%(4)     1.93%(2)      1.92%(2)
   Net investment income                           2.00%(6)     2.37 %       2.55 %        2.65%        2.84%         2.92%
Portfolio turnover                                   46%(7)       93 %         64 %          48%          58%           68%

(1) Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.25% for Class A and 2.00% for Class B, respectively.
(5) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B, respectively. There was no effect to net investment income
    (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                            -----------------------------------------------------------------
                                             SIX MONTHS                                        FROM
                                                ENDED            YEAR ENDED APRIL 30,        INCEPTION
                                              10/31/03      -----------------------------    8/27/99 TO
                                             (UNAUDITED)      2003       2002(7)     2001     4/30/00
Net asset value, beginning of period           $ 8.02        $ 8.49      $ 9.07     $ 9.85     $ 9.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.08(3)       0.19(3)     0.22(3)    0.25       0.18(3)
   Net realized and unrealized gain (loss)       0.58         (0.48)      (0.57)     (0.31)      0.23
                                               ------        ------      ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS            0.66         (0.29)      (0.35)     (0.06)      0.41
                                               ------        ------      ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.09)        (0.18)      (0.23)     (0.28)     (0.17)
   Distributions from net realized gains           --            --          --      (0.44)        --
                                               ------        ------      ------     ------     ------
     TOTAL DISTRIBUTIONS                        (0.09)        (0.18)      (0.23)     (0.72)     (0.17)
                                               ------        ------      ------     ------     ------
Change in net asset value                        0.57         (0.47)      (0.58)     (0.78)      0.24
                                               ------        ------      ------     ------     ------
NET ASSET VALUE, END OF PERIOD                 $ 8.59        $ 8.02      $ 8.49     $ 9.07     $ 9.85
                                               ======        ======      ======     ======     ======
Total return(1)                                  8.20%(5)     (3.39)%     (3.86)%    (0.37)%     4.12%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,762        $1,374      $1,223       $699       $356
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.04%(2)(4)   2.04 %(2)   2.02 %(2)  2.01 %(6)  1.93%(2)(4)
   Net investment income                         2.00%(4)      2.35 %      2.50 %     2.67 %     2.81%(4)
Portfolio turnover                                 46%(5)        93 %        64 %       48 %       58%(5)

(1) Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) Annualized.
(5) Not annualized.
(6) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 2.00%.
(7) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain
    (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

1. ORGANIZATION

    Phoenix-Oakhurst Income & Growth Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The Fund is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.

    The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

    It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

    Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date. There were no when-issued securities held at October 31, 2003.

G. DEBT INDEX SECURITIES

    The Fund invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund. Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

H. FOREIGN SECURITY COUNTRY DETERMINATION:

    A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

    As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1 billion, 0.65% for the second $1 billion and 0.60% for average daily net assets over $2 billion.

    As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $7,424 for Class A shares, deferred sales charges of $15,936 for Class B shares and $62 for Class C shares for the period ended October 31, 2003. In addition to these amounts, $1,874 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

    In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. The Distributor has advised the Fund that of the total amount expensed for the period ended October 31, 2003, $175,170 was retained by the Distributor, $464,179 was paid to unaffiliated participants and $21,684 was paid to W.S. Griffith Securities, Inc.

    For the period ended October 31, 2003, the Fund paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions of $1,800 in connection with portfolio transactions executed on behalf of the Fund.

    As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended October 31, 2003, the Trust paid PEPCO $152,633. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix Funds serviced by PFPC Inc. Certain minimum fees may apply.

    PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as subtransfer agent. For the period ended October 31, 2003, transfer agent fees were $419,529 as reported in the Statement of Operations, of which PEPCO retained $164,777.

    At October 31, 2003, PNX and affiliates held 12,136 Class C shares of the Fund with a value of $104,248.

4. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended October 31, 2003, aggregated $174,256,137 and $189,841,610, respectively. Purchases and sales of long-term U.S. Government and agency securities aggregated $16,753,812 and $16,833,079, respectively.

5. CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate,

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

as well as the Fund's ability to repatriate such amounts. The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. FEDERAL INCOME TAX INFORMATION

    The Fund has $10,678,786 and $16,314,624 of capital loss carryovers expiring in 2010 and 2011, respectively, for a total of $26,993,410 which may be used to offset future capital gains. The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

The advisers and subadvisers to each of The Phoenix Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Funds. You may obtain a copy of these procedures, free of charge, by calling "toll-free" 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                Served since       35            Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC       1988.                            2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                  (1972-present), Josiah Macy, Jr., Foundation (1975-present),Pace
  New York, NY 10178                                               University (1978-present), New York Housing Partnership
  DOB: 8/2/29                                                      Development Corp. (Chairman) (1981-present), Greater New York
                                                                   Councils, Boy Scouts of America (1985-present), The Academy of
                                                                   Political Science (Vice Chairman) (1985-present), Urstadt Biddl
                                                                   Property Corp. (1989-present). Chairman, Metropolitan
                                                                   Transportation Authority (1992-2001). Director, Trism, Inc.
                                                                   (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                   (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                   Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                   (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                   (Advisory Director) (1990-2000), Accuhealth (1994-2002), The
                                                                   Harlem Youth Development Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne             Served since       35            Currently retired.
  The Flat, Elmore Court          1988.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries             Served since       28            Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902        1995.                            Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                                 Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                Served since       25            Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.       1993.                            2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                     (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                            Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara           Served since       35            Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of New York  2001.                            (1982-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

18

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris               Served since       35            Currently retired, Vice President, W.H. Reaves and Company
  164 Laird Road                  1995.                            (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson             Served since       25            Managing Director, Northway Management Company (1998-present).
  Northway Management Company     1988.                            Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.          Served since       25            Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                 1995.                            Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                             President, The Trust for America's Health (non-profit)
  DOB: 5/16/31                                                     (2001-present). Director, Duty Free International, Inc.
                                                                   (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                                 INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 * Marilyn E. LaMarche            Served since       28            Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC        2002.                            (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                           (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                      (1989-present).
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
** Philip R. McLoughlin           Served since       45            Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                  1993.                            Director, PXRE Corporation (Delaware) (1985-present), World
                                                                   Trust Fund (1991-present). Chairman (1997-2002), Director
   Chairman                                                        (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                   Officer (1995-2002), Phoenix Investment Partners, Ltd. Director
                                                                   and Executive Vice President, The Phoenix Companies, Inc.
                                                                   (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                   Investments (1987-2002), Phoenix Life Insurance Company.
                                                                   Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                   Investment Counsel, Inc. Director (1982-2002) and President
                                                                   (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                   President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                   (2001-2002) and President (April 2002- September 2002), Phoenix
                                                                   Investment Management Company. Director and Executive Vice
                                                                   President, Phoenix Life and Annuity Company (1996-2002).
                                                                   Director (1995-2000) and Executive Vice President (1994-2002),
                                                                   PHL Variable Insurance Company. Director, Phoenix National Trust
                                                                   Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                   President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                   Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                   (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                 Served since       30            Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.      1993.                            Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                        Director Wydown Group (consulting firm) (1994-present) Director,
   Management, Inc.                                                Investors Financial Service Corporation (1995-present),
   50 Congress Street                                              Investors Bank & Trust Corporation (1995-present), Plymouth
   Suite 1000                                                      Rubber Co. (1995-present), Stifel Financial (1996-present),
   Boston, MA 02109                                                Connecticut River Bank (1998-present), New Hampshire Charitable
   DOB: 5/31/46                                                    Foundation (2001-present), Trust Co. of New Hampshire
                                                                   (2002-present). Director and Treasurer, Endowment for Health,
                                                                   Inc. (2000-present). Chairman, Emerson Investment Management,
                                                                   Inc. (2000-present) Vice Chairman, Massachusetts Housing
                                                                   Partnership (1998-1999). Director, Blue Cross and Blue Shield of
                                                                   New Hampshire (1994-1999), AIB Govett Funds (1991-2000), Command
                                                                   Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                                   (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an interested person, as defined in the Investment Company
    Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Capital Group, Inc. and The Phoenix Companies, Inc. and certain of it's affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                  POSITION(S) HELD WITH
    NAME, ADDRESS AND              TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                    TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer                Executive Vice President         Executive Vice President (199-present) Senior Vice President
  DOB: 8/16/44                    since 1993.                      (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                                   Investment Partners, Ltd. Director (1998-present), Executive
                                                                   Vice President, Chief Financial Officer and Treasurer
                                                                   (2000-present), Senior Vice President and Chief Financial
                                                                   Officer (1996-2000), Phoenix Equity Planning Corporation.
                                                                   Director (1998-present), Senior Vice President, Chief Financial
                                                                   Officer and Treasurer (1996-present), Phoenix Investment
                                                                   Counsel, Inc. Director (2000-present), Executive Vice President
                                                                   (2000-present),Treasurer (1996-present), Senior Vice President
                                                                   (2000-2002), Duff & Phelps Investment Management Co. Executive
                                                                   Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry                  Executive Vice President         Executive Vice President since 2002. Executive Vice President,
  DOB: 3/28/52                    since 1998.                      Phoenix Investment Partners, Ltd.(1998-present),President,
                                                                   Phoenix Equity Planning Corporation (2000-present). Executive
                                                                   Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen              Vice President                   Vice President and Compliance Officer, Phoenix Investment
  One American Row                since 1999.                      Partners, Ltd. (1999-present). Vice President and Compliance
  Hartford, CT 06102                                               Officer, Phoenix Investment Counsel, Inc. (1999- present). Vice
  DOB: 10/12/47                                                    President (1999-present). Anti-Money Laundering Officer and
                                                                   Assistant Secretary (2002-2003) Phoenix Fund Complex. Vice
                                                                   President, Chief Compliance Officer and Secretary (2000-present)
                                                                   and Designated Money Laundering Compliance Officer
                                                                   (2002-present). PXP Securities Corp. Vice President, Compliance and Assistant Secretary (2002-present), PXP Institutional
                                                                   Markets Group, Ltd. Vice President, Compliance (2000-present),
                                                                   Designated Money Laundering Compliance Officer (2002-present),
                                                                   Phoenix Equity Planning Corporation. Vice President, Risk
                                                                   Management Liaison, Bank of America (1996-1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss                Treasurer                        Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                   since 1994.                      (1996-2000), Assistant Treasurer (2001-present), Phoenix Equity
                                                                   Planning Corporation. Treasurer, Phoenix Fund Complex
                                                                   (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth                Secretary                        Vice President and Insurance and Investment Products Counsel
  One American Row                since 2002.                      (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                               Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                    Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                   Inc. Secretary (2002-present), Chief Legal Officer
                                                                   (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST INCOME & GROWTH FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                           ---------------------------
                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                 Louisville, KY
                                 Permit No. 1051
                           ---------------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

PXP 661 (12/03)



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Oakhurst Income and Growth Fund

By (Signature and Title)*  /s/Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.